Leases - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) mi² Property	Dec. 31, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Company's incremental borrowing rate	12.75%
Lease term		6 years
Number of Rural Property | Property		15
Rural area of land | mi²		4.2
Interest expense on lease liabilities	$ 83,862	$ 55,795
Right of use asset and lease liability at inception	0	737,506	$ 0
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use asset and lease liability at inception		778,479
Exploration and evaluation assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 83,862	$ 55,795